Annual Fund Operating Expenses	Jul. 09, 2026
Overlay Shares Enhanced Equity Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 9, 2027
Overlay Shares Enhanced Equity Fund | Overlay Shares Enhanced Equity Fund Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.49%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.75%
Component2 Other Expenses	1.28%	[1]
Other Expenses (as a percentage of Assets):	3.55%
Acquired Fund Fees and Expenses	0.03%	[1],[2]
Fee Waiver or Reimbursement	(1.06%)	[3]
Net Expenses (as a percentage of Assets)	2.49%	[1],[3]
Overlay Shares Hedged Equity Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 9, 2027
Overlay Shares Hedged Equity Fund | Overlay Shares Hedged Equity Fund Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.49%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.75%
Component2 Other Expenses	1.28%	[4]
Other Expenses (as a percentage of Assets):	3.55%
Acquired Fund Fees and Expenses	0.03%	[4],[5]
Fee Waiver or Reimbursement	(1.06%)	[6]
Net Expenses (as a percentage of Assets)	2.49%	[4],[6]

[1]	Estimated for the Fund’s initial fiscal year.
[2]	The Total Annual Fund Operating Expenses will not correlate to the expense ratio in the Fund’s Financial Highlights and financial statements because the Financial Highlights and financial statements include only the direct operating expenses incurred by the Fund and exclude Acquired Fund Fees and Expenses, which are the indirect costs of investing in other investment companies.
[3]	Liquid Strategies, LLC (the “Adviser”) has contractually agreed to waive its management fee and pay Fund expenses to ensure that the Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, leverage/borrowing interest, interest expense, dividends paid on short sales, taxes, brokerage commissions, extraordinary expenses, expenses incurred in connection with any merger or reorganization, and any distribution (12b-1) fees, shareholder servicing plan fees, administrative servicing fees, front-end or contingent deferred loads (collectively, “Excluded Expenses”)) do not exceed 2.49% of the average net assets if the Fund. Fees waived and expenses paid by the Adviser may be recouped by the Adviser for up to three years from the date which such fee waiver and expense payment was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and expense payment occurred and the expense limit in effect at the time of recoupment. This agreement will continue in effect until at least July 9, 2027, unless sooner terminated. Thereafter, the agreement will continue in effect for additional one-year periods as agreed upon by Listed Funds Trust (the “Trust”) and the Adviser. The agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”) or the Adviser, with the consent of the Board, which consent shall not be unreasonable withheld.
[4]	Estimated for the Fund’s initial fiscal year.
[5]	The Total Annual Fund Operating Expenses will not correlate to the expense ratio in the Fund’s Financial Highlights and financial statements because the Financial Highlights and financial statements include only the direct operating expenses incurred by the Fund and exclude Acquired Fund Fees and Expenses, which are the indirect costs of investing in other investment companies.
[6]	Liquid Strategies, LLC (the “Adviser”) has contractually agreed to waive its management fee and pay Fund expenses to ensure that the Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, leverage/borrowing interest, interest expense, dividends paid on short sales, taxes, brokerage commissions, extraordinary expenses, expenses incurred in connection with any merger or reorganization, and any distribution (12b-1) fees, shareholder servicing plan fees, administrative servicing fees, front-end or contingent deferred loads (collectively, “Excluded Expenses”)) do not exceed 2.49% of the average net assets if the Fund. Fees waived and expenses paid by the Adviser may be recouped by the Adviser for up to three years from the date which such fee waiver and expense payment was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and expense payment occurred and the expense limit in effect at the time of recoupment. This agreement will continue in effect until at least July 9, 2027, unless sooner terminated. Thereafter, the agreement will continue in effect for additional one-year periods as agreed upon by Listed Funds Trust (the “Trust”) and the Adviser. The agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”) or the Adviser, with the consent of the Board, which consent shall not be unreasonable withheld.